Rule 497(d)


                                 FT 1015

                        Supplement to the Prospectus

   Notwithstanding anything to the contrary in the Prospectus, FTP Services LLC, an affiliate of the Depositor, will act as Fund/SERV Unit Servicing Agent to the Trusts with respect to the Trusts' Fund/SERV Units. Fund/SERV Units are Units purchased and sold through the Fund/SERV trading system. In all other respects, Fund/SERV Units are identical to other Units.

   The Fund/SERV CUSIPs for the Trusts are as follows:

                                                                     Fund/SERV
  Trust                                                             CUSIP number

The Dowsm Dividend And Repurchase Target 10 Portfolio,
  4th Quarter 2005 Series                                             30269U346
The Dowsm  Target 5 Portfolio, 4th Quarter 2005 Series                30269U395
Global Target 15 Portfolio, 4th Quarter 2005 Series                   30269U445
Nasdaq(R) Target 15 Portfolio, 4th Quarter 2005 Series                30269U494
NYSE(R) International Target 25 Portfolio, 4th Quarter 2005 Series    30269U544
The S&P Target 24 Portfolio, 4th Quarter 2005 Series                  30269U593
S&P Target SMid 60 Portfolio, 4th Quarter 2005 Series                 30270A438
Target Double Play Portfolio, 4th Quarter 2005 Series                 30270A800
Target Focus Four Portfolio, 4th Quarter 2005 Series                  30270A859
Target Small-Cap Portfolio, 4th Quarter 2005 Series                   30269U643
Target VIP Aggressive Equity Portfolio, 4th Quarter 2005 Series       30269U692
Target VIP Conservative Equity Portfolio, 4th Quarter 2005 Series     30269U742



November 1, 2005